UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number: _____
	This Amendment (Check only one.):  	[  ] is a restatement.
							[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:			Mark Robinson
Address:		5045 Lorimar Drive, Suite 180
			Plano, Texas 75093

Form 13F File Number:	28-05311

	FORM 13F INFORMATION TABLE
                                                                                                 SOLE
                                                                 VALUE   SHARES/  SH/ INVSTMT   VOTING
        NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN  DSCRETN  AUTHORITY
------------------------------      ---------------- --------- -------- -------- ---   ----      ---
Masco                               COM              574599106  2,828     92,890  SH   SOLE      Yes
NIKE                                COM              654106103  2,575     33,070  SH   SOLE      Yes
Costco Wholesale                    COM              22160K105  2,469     65,640  SH   SOLE      Yes
Home Depot                          COM              437076102  2,454     65,694  SH   SOLE      Yes
Texas Instruments                   COM              882508104  2,427     83,060  SH   SOLE      Yes
Nokia ADR                           COM              654902204  2,044    100,801  SH   SOLE      Yes
BP Plc. ADR                         COM              055622104  2,032     39,689  SH   SOLE      Yes
Genuine Parts                       COM              372460105  1,805     55,165  SH   SOLE      Yes
Coca-Cola                           COM              191216100  1,791     35,616  SH   SOLE      Yes
Emerson                             COM              291011104  1,785     29,792  SH   SOLE      Yes
Microsoft                           COM              594918104  1,770     70,984  SH   SOLE      Yes
Cisco Systems                       COM              17275R102  1,740     73,824  SH   SOLE      Yes
Waste Management                    COM              94106L109  1,734     57,460  SH   SOLE      Yes
American Int'l Group                COM              026874107  1,667     23,370  SH   SOLE      Yes
Disney (Walt)                       COM              254687106  1,654     66,192  SH   SOLE      Yes
HSBC Holdings ADR                   COM              404280406  1,610     21,527  SH   SOLE      Yes
Pitney Bowes                        COM              724479100  1,569     36,815  SH   SOLE      Yes
Gap                                 COM              364760108  1,503     68,560  SH   SOLE      Yes
Marsh & McLennan                    COM              571748102  1,503     32,455  SH   SOLE      Yes
Schlumberger                        COM              806857108  1,484     23,235  SH   SOLE      Yes
Universal Forest Products           COM              913543104  1,464     47,670  SH   SOLE      Yes
RPM                                 COM              749685103  1,443     87,255  SH   SOLE      Yes
SBC Communications                  COM              78387G103  1,443     58,796  SH   SOLE      Yes
ServiceMaster                       COM              81760N109  1,435    119,480  SH   SOLE      Yes
McGraw-Hill                         COM              580645109  1,372     18,015  SH   SOLE      Yes
Mercantile Bankshares               COM              587405101  1,359     31,665  SH   SOLE      Yes
SunGard Data Systems                COM              867363103  1,359     49,590  SH   SOLE      Yes
Avery Dennison                      COM              053611109  1,296     20,830  SH   SOLE      Yes
Grainger W. W.                      COM              384802104  1,293     26,940  SH   SOLE      Yes
First Data                          COM              319963104  1,286     30,495  SH   SOLE      Yes
Pentair                             COM              709631105  1,181     20,015  SH   SOLE      Yes
Fluor                               COM              343412102  1,177     30,410  SH   SOLE      Yes
Wilmington Trust                    COM              971807102  1,107     29,610  SH   SOLE      Yes
Royal Dutch Petroleum ADR           COM              780257804  1,100     23,110  SH   SOLE      Yes
National Fuel Gas                   COM              636180101    982     39,930  SH   SOLE      Yes
Berkshire Hathaway Cl.B             COM              084670207    955        307  SH   SOLE      Yes
SLM Corporation                     COM              78442P106    915     21,860  SH   SOLE      Yes
Pfizer                              COM              717081103    785     22,387  SH   SOLE      Yes
Interpublic Group                   COM              460690100    772     50,174  SH   SOLE      Yes
WPS Resources                       COM              92931B106    682     14,275  SH   SOLE      Yes
Sonic                               COM              835451105    653     19,005  SH   SOLE      Yes
Apache                              COM              037411105    649     15,040  SH   SOLE      Yes
Fifth Third Bancorp                 COM              316773100    593     10,706  SH   SOLE      Yes
Worthington Industries              COM              981811102    579     30,190  SH   SOLE      Yes
Washington Federal                  COM              938824109    495     19,393  SH   SOLE      Yes
Diebold                             COM              253651103    486     10,095  SH   SOLE      Yes
Williams-Sonoma                     COM              969904101    459     13,430  SH   SOLE      Yes
Electronic Data Systems             COM              285661104    444     22,968  SH   SOLE      Yes
Vulcan Materials                    COM              929160109    426      8,985  SH   SOLE      Yes
Merck                               COM              589331107    406      9,190  SH   SOLE      Yes
Exxon Mobil                         COM              30231G102    404      9,709  SH   SOLE      Yes
General Dynamics                    COM              369550108    403      4,510  SH   SOLE      Yes
Sherwin-Williams                    COM              824348106    377      9,805  SH   SOLE      Yes
Northwest Natural Gas               COM              667655104    295      9,450  SH   SOLE      Yes
Intel                               COM              458140100    245      9,021  SH   SOLE      Yes
General Electric                    COM              369604103    204      6,694  SH   SOLE      Yes
Dover                               COM              260003108    192      4,955  SH   SOLE      Yes
Dell Computer                       COM              24702R101    129      3,830  SH   SOLE      Yes
Procter & Gamble                    COM              742718109    103        980  SH   SOLE      Yes

Report Summary:

Number of Other Included Managers: __0__
Form 13F Information Table  Entry Total:  ___59___
Form  13F Information Table Value Total ($1,000s): $69,392
List of Other Included Managers: none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]